SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SHARE CAPITAL [Text Block]

17. SHARE CAPITAL

a)    Authorized

Unlimited number of common shares with no par value.
Unlimited number of preferred shares with no par value.

b)    Issued and Fully Paid

Common shares: 552,547,616 (December 31, 2016 – 539,439,736).
Preferred shares: nil (December 31, 2016 – nil).

On August 5, 2016, the Company completed a non-brokered private placement financing of 33,750,000 units (“Units) at a price of $0.80 per unit to raise gross proceeds of $27,000,000. Net proceeds after transaction cost were $26,842,807. Each Unit consists of one common share of the Company and one-half of a common share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share of the Company at $1.10 for a period of 36 months.

Consideration received from the private placement financing is allocated to the share capital and the warrant reserve accounts using the relative fair value method. As prescribed by this method, the consideration is allocated to the value of share capital and warrant reserve on a pro rata basis. The share capital was valued at the closing share price of the Company on the completion date of the private placement and the warrant reserve was valued using the Black-Scholes option pricing model.

The Company has a number of escrow agreements which arose from past transactions and the initial formation of the Company:

  There were a total of 7,332,273 common shares of the Company held in escrow under the Escrow Value Security Agreement dated March 30, 2015. Under this agreement, 10% of the shares were released immediately and 15% will be released every six months thereafter with the final release being on March 30, 2018. As at December 31, 2017, there were 1,099,842 common shares of the Company in escrow (December 31, 2016 – 3,299,524).

  There were a total of 1,369,500 common shares of the Company held in escrow under the CPC Escrow Agreement dated August 2, 2005. On March 30, 2015, 10% of the common shares were released and 15% will be released every six months thereafter with the final release being March 30, 2018. As at December 31, 2017, there were 194,425 common shares of the Company in escrow (December 31, 2016 – 583,275).

  With the acquisition of Tamaka on June 16, 2016, certain shareholders have deposited the First Mining shares received into escrow. Twenty percent of such escrowed shares were released from escrow on June 17, 2017, and an additional 20% will be released every six months thereafter, with the final tranche released on June 17, 2019. As at December 31, 2017 there were a total of 17,794,974 shares held in escrow as a result of the Tamaka transaction (December 31, 2016 – 29,658,290).

c)    Warrants

The movements in warrants during the years ended December 31, 2017 and 2016 are summarized as follows:

	Number	Weighted
		average exercise price
Balance as at December 31, 2015	16,783,906	$0.19
Issued – November 16, 2015 (Replacement PC Gold warrants)	520,883	0.20
Issued – June 16, 2016 (Replacement Tamaka warrants)	28,687,017	0.76
Issued – August 5, 2016 (private placement warrants)	16,875,000	1.10
Warrants exercised	(11,926,634)	0.25
Warrants expired	(1,500)	0.40
Balance as at December 31, 2016	50,938,672	$0.80
Warrants exercised	(1,245,263)	0.19
Balance as at December 31, 2017	49,693,409	$0.81

The following table summarizes information about the warrants outstanding as at December 31, 2017:

Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.01 – 0.50	11,779,224	$ 0.34	1.06
$0.51 – 1.00	21,039,185	0.85	0.46
$1.01 – 1.50	16,875,000	1.10	1.59
	49,693,409	$ 0.81	0.99

d)    Stock Options

The Company has adopted a stock option plan that allows for the issuance of up to 10% of the issued and outstanding common shares as incentive stock options to Directors, Officers, employees and certain consultants of the Company. Stock options granted under the plan may be subject to vesting provisions as determined by the Board of Directors. All options granted and outstanding are fully vested and exercisable, with the exception of the grants for certain employees in accordance with TSX regulations.

The movements in stock options during the years ended December 31, 2017 and 2016 are summarized as follows:

	Number	Weighted average
		exercise price
Balance as at December 31, 2015	13,616,504	$0.39
Issued – April 8, 2016 (Replacement Clifton options)	4,150,000	0.95
Issued – June 16, 2016	10,770,000	0.75
Issued – June 16, 2016 (Replacement Tamaka options)	7,517,779	0.44
Issued – September 6, 2016	250,000	0.91
Issued – November 17, 2016	450,000	0.73
Issued – December 5, 2016	50,000	0.91
Options exercised	(10,923,681)	0.32
Options expired	(1,439,985)	0.89
Balance as at December 31, 2016	24,440,617	$0.67
Issued – February 10, 2017	10,630,000	0.85
Issued – March 13, 2017	250,000	0.95
Issued – September 25, 2017	150,000	0.66
Issued – October 16, 2017	150,000	0.62
Options exercised	(4,162,617)	0.43
Options expired	(850,000)	1.65
Balance as at December 31, 2017	30,608,000	$0.74

The following table summarizes information about the stock options outstanding as at December 31, 2017:

		Options Outstanding			Options Exercisable
			Weighted			Weighted
		Weighted	average		Weighted	average
Exercise	Number of	average	remaining	Number of	average	remaining
price	options	exercise price	life (Years)	options	exercise price	life (years)
		($ per Share)			($ per share)
$0.01 – 0.50	6,208,000	$0.36	2.41	6,208,000	$ 0.36	2.41
$0.51 – 1.00	23,125,000	0.80	3.70	23,015,000	0.80	3.70
$1.01 – 1.50	1,075,000	1.32	0.27	1,075,000	1.32	0.27
$1.51 – 2.00	-	-	-	-	-	-
$2.01 – 2.50	200,000	2.50	0.27	200,000	2.50	0.27
	30,608,00	$ 0.74	3.30	30,498,000	$0.74	3.29

During the year ended December 31, 2017, there were 11,180,000 (2016 – 23,187,779) stock option grants with an aggregate fair value of $5,533,705 (2016 – $8,571,578), or a weighted average fair value of $0.49 per option (2016 – $0.37) . Total stock options granted during the year ended December 31, 2017 were comprised of incentive stock options only, whereas, in the same period of the prior year, 11,520,000 stock options with an aggregate fair value of $5,115,130 related to incentive stock options and 11,667,779 stock options with an aggregate fair value of $3,456,448 related to replacement stock options granted in connection with several acquisitions.

Certain incentive stock options granted were directly attributable to exploration and evaluation expenditures and were therefore capitalized to mineral properties. In addition, certain incentive stock options were subject to vesting provisions. These two factors result in differences between the aggregate fair value of incentive stock options granted and total share-based payments expenses during the years. Total share-based payments expenses during the years ended December 31, 2017 and 2016 were allocated across the functional expenditure categories as follows:

	For the year ended December 31
	2017	2016
General and administration	$3,400,612	$3,152,072
Exploration and evaluation	1,130,418	1,033,889
Investor relations and marketing	728,190	692,143
Corporate development and due diligence	237,891	276,538
Total	$5,497,111	$5,154,642

The fair value of the stock options recognized in the period has been estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended	Year ended
	December 31, 2017	December 31,
Risk-free interest rate	1.45%	1.14%
Share price at grant date	$0.85	$0.69
Exercise price	$0.85	$0.69
Expected life	5.00 years	3.17 years
Expected volatility (1)	70.45%	75.64%
Expected dividend yield	nil	nil

(1)	The computation of expected volatility was based on the historical volatility of comparable companies from a representative peer group of publicly traded mineral exploration companies.